OPERATING SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Ownership percentage in Maui Jim Inc.	40.00%								40.00%
REVENUE
Net premiums earned	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 127,026	$ 128,334	$ 121,758	$ 116,264	$ 538,452	$ 493,382	$ 491,961
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Consolidated revenue									619,169	583,424	546,552
INSURANCE EXPENSES
Losses and settlement expenses									200,084	201,332	203,388
Policy acquisition costs									177,725	158,071	162,020
Other insurance expenses									44,312	38,584	39,768
Insurance expenses									422,121	397,987	405,176
NET EARNINGS
Net underwriting income									116,331	95,395	86,785
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
General corporate expense and interest on debt									(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investee									6,497	7,101	5,052
Earnings before income taxes	41,299	38,119	71,405	38,906	50,456	41,003	52,229	34,802	189,729	178,490	132,437
Income taxes									59,138	51,058	38,592
Net earnings	30,692	26,057	47,381	26,461	40,252	27,965	34,994	24,221	130,591	127,432	93,845
Casualty
REVENUE
Net premiums earned									236,198	232,047	265,957
INSURANCE EXPENSES
Losses and settlement expenses									85,091	114,861	123,366
Policy acquisition costs									64,717	60,280	69,245
Other insurance expenses									22,215	20,474	21,934
NET EARNINGS
Net underwriting income									64,175	36,432	51,412
Property
REVENUE
Net premiums earned									203,660	181,645	155,303
INSURANCE EXPENSES
Losses and settlement expenses									101,969	82,463	68,606
Policy acquisition costs									57,656	53,055	51,886
Other insurance expenses									13,481	12,042	11,550
NET EARNINGS
Net underwriting income									30,554	34,085	23,261
Surety
REVENUE
Net premiums earned									98,594	79,690	70,701
INSURANCE EXPENSES
Losses and settlement expenses									13,024	4,008	11,416
Policy acquisition costs									55,352	44,736	40,889
Other insurance expenses									8,616	6,068	6,284
NET EARNINGS
Net underwriting income									$ 21,602	$ 24,878	$ 12,112